Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2017
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2016 and 2017 are as follows:

March 31, 2016

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥80,846	0.5%
Short-term debt outside Japan, mainly from banks	166,417	2.2
Commercial paper in Japan	94,786	0.1
Commercial paper outside Japan	7,575	4.0

	¥349,624	1.3

March 31, 2017

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥79,494	0.8%
Short-term debt outside Japan, mainly from banks	153,877	2.8
Commercial paper in Japan	50,096	0.0
Commercial paper outside Japan	0	0.0

	¥283,467	1.7

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2016 and 2017 are as follows:

March 31, 2016

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2017~2033	¥521,491	1.8%
Floating rate	2017~2033	1,599,803	0.9
Insurance companies and others:
Fixed rate	2018~2027	342,720	1.0
Floating rate	2017~2026	259,306	0.8
Unsecured bonds	2017~2025	875,575	1.1
Unsecured notes under medium-term note program	2017~2021	62,491	2.7
Payables under securitized lease receivables	2020~2021	129,005	0.3
Payables under securitized loan receivables and investment in securities	2017~2039	146,527	2.6

		¥3,936,918	1.1

March 31, 2017

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2018~2035	¥481,959	1.7%
Floating rate	2018~2077	1,613,795	1.0
Insurance companies and others:
Fixed rate	2020~2027	340,265	1.0
Floating rate	2019~2077	288,837	0.6
Unsecured bonds	2018~2027	688,488	1.0
Unsecured notes under medium-term note program	2019~2027	196,570	3.0
Payables under securitized lease receivables	2021~2023	103,212	0.4
Payables under securitized loan receivables and investment in securities	2018~2039	141,858	2.6

		¥3,854,984	1.2

Schedule of Long Term Debt Repayment

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2017 is as follows:

Years ending March 31,	Millions of yen
2018	¥825,026
2019	634,732
2020	469,448
2021	465,384
2022	440,728
Thereafter	1,019,666

Total	¥3,854,984

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions

Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 11 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2017:

Millions of yen
Minimum lease payments, loans and investment in operating leases	¥102,339
Investment in securities	172,084
Property under facility operations	7,532
Other assets and other	17,643

¥299,598